SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss applicable to shareholders of ordinary shares		$ (9,344)	$ (8,792)	$ (7,246)
Denominator:
Shares of Ordinary Share and restricted shares used in computing basic net loss per share	[1]	1,308,920	1,081,755	999,562
Weighted average number of Ordinary Share used in computing diluted net loss per share	[1]	1,308,920	1,081,755	999,562
Net loss per share of ordinary share, basic		$ (7.14)	$ (8.13)	$ (7.25)
Net loss per share of ordinary share, diluted		$ (7.14)	$ (8.13)	$ (7.25)

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c)